Stockholders' Equity (Details)		3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 22, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Mar. 31, 2015 USD ($) shares $ / shares	Mar. 31, 2014 USD ($) $ / shares shares	May. 29, 2015 $ / shares shares
Class of Stock [Line Items]
Common Stock, par value per share | $ / shares			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized | shares			480,000,000		480,000,000	480,000,000	500,000,000
Preferred Stock, par value per share | $ / shares			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized | shares			20,000,000		20,000,000	20,000,000	20,000,000
Potentially issuable shares upon the conversion of convertible notes payable and interest | shares					27,458,608
Amount Converted | $			$ 199,959	$ 369,322	$ 401,582	$ 446,109
Shares of Common Stock Issued | shares			27,841,559		113,585
Percentage of common stock outstanding			99.00%
Number of shares issued, value | $			$ 140,000
Number of common shares issued upon conversion of convertible notes, value | $		$ 369,322	199,959
Essen Enterprises, Inc. [Member]
Class of Stock [Line Items]
Amount Converted | $			$ 130,267
Shares of Common Stock Issued | shares			6,513,344
Series E Preferred Stock [Member] | Essen Enterprises, Inc. [Member]
Class of Stock [Line Items]
Shares of Common Stock Issued | shares	6,513,344
Percentage of common stock outstanding	63.55%
Number of shares issued | shares	1,000,000
Number of shares issued, value | $	$ 140,000
Prefrred stock voting percentage	Preferred stock has voting control of the company.
Weighted Average [Member]
Class of Stock [Line Items]
Debt instrument, conversion price per share | $ / shares					$ 0.01
Maximum [Member]
Class of Stock [Line Items]
Debt instrument, conversion price per share | $ / shares					0.02
Share price (in dollars per share) | $ / shares			$ 0.25
Minimum [Member]
Class of Stock [Line Items]
Debt instrument, conversion price per share | $ / shares					$ 0.007
Share price (in dollars per share) | $ / shares			$ 0.09
Subsequent Event [Member]
Class of Stock [Line Items]
Common Stock, par value per share | $ / shares							$ 0.001
Common Stock, shares authorized | shares							480,000,000
Preferred Stock, par value per share | $ / shares							$ 0.001
Preferred Stock, shares authorized | shares							20,000,000